Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through May 16, 2022, the date on which these consolidated financial statements were available to be issued, and concluded that there were no material subsequent events requiring disclosure.

19. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through March 17, 2022, the date on which these consolidated financial statements were available to be issued, and concluded that the following subsequent events were required to be disclosed:

Even Financial, Inc. Acquisition — On February 17, 2022, the Company completed its previously announced acquisition (the “Even Acquisition”) of Even Financial Inc., a Delaware corporation (“Even Financial”) pursuant to the Amended and Restated Agreement and Plan of Merger (the “Amended and Restated Merger Agreement”), by and among the Company, Epsilon Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Epsilon”), Even Financial and Fortis Advisors LLC, a Delaware limited liability company, solely in its capacity as representative of the equityholders of Even Financial (the “Equityholders’ Representative”).

Founded in 2014, Even Financial digitally connects and matches consumers with real-time personalized financial product recommendations from banks, insurance and fintech companies on mobile apps, websites and other consumer touchpoints through its marketplace technology. Even Financial’s infrastructure leverages machine learning and advanced data science to solve a significant pain point in financial services customer acquisition, seamlessly bridging financial institutions and channel partners via its industry-leading API and embedded finance marketplaces.

The Even Acquisition strengthens MoneyLion’s platform by improving consumers’ abilities to find and access the right financial products to help them manage their financial lives. Even Financial’s growing network includes over 400 financial institution partners and 500 channel partners, covering a breadth of financial services including loans, credit cards, mortgages, savings and insurance products. The Even Acquisition also expands MoneyLion’s addressable market, extends the reach of MoneyLion’s own products, diversifies its revenue mix and furthers MoneyLion’s ambition to be the premier financial super app for hardworking Americans.

At the closing of the Even Acquisition, the Company (i) issued to the equityholders of Even Financial an aggregate of 28,164,811 shares of the Series A Convertible Preferred Stock, par value $0.0001 per share, of the Company (the “Preferred Stock”), with a face value of $10.00 per share (the “Conversion Price”), (ii) paid to certain Even Financial management equityholders approximately $14.5 million in cash and (iii) exchanged 8,883,228 options to acquire Even Financial common stock for 5,901,846 options to acquire MoneyLion Class A Common Stock. The equityholders of Even Financial are also entitled to receive an additional payment from the Company of up to an aggregate of 8,000,000 shares of Preferred Stock, with a face value per share equal to the Conversion Price, based on the attributed revenue of Even Financial’s business during the 13-month period commencing January 1, 2022 (the “Earnout”). Based on the Conversion Price of the shares of Preferred Stock issued at the closing of the Even Acquisition and to be issued pursuant to the Earnout, the value of the options to acquire MoneyLion Class A Common Stock and the cash paid to the management equityholders, the total purchase price was approximately $440 million, subject to customary purchase price adjustments for working capital and inclusive of amounts used to repay approximately $5.7 million of existing indebtedness of Even Financial.

Due to the closing of the Even Acquisition occurring on February 17, 2022, there has not been sufficient time to apply business combination accounting to the opening balance sheet or create the financial disclosures required by U.S. GAAP.